Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Contingencies
Contingencies
10.	Contingencies

The Company is party to legal proceedings that arise from time to time in the ordinary course of its business, including various pending litigation matters. The Company is also subject to audit by federal, state and local authorities, by various customers, including government agencies, relating to sales under certain contracts and by vendors. In addition, from time to time, customers of the Company file voluntary petitions for reorganization or liquidation under the U.S. bankruptcy laws. In such cases, certain pre-petition payments received by the Company could be considered preference items and subject to return to the bankruptcy administrator.

The Company does not believe that any current audit or pending or threatened litigation will have a material adverse effect on its financial condition. Litigation and audits, however, involve uncertainties and it is possible that the eventual outcome of litigation or audits could adversely affect the Company's consolidated results of operations for a particular period.

16.	Contingencies

The Company is party to legal proceedings that arise from time to time in the ordinary course of its business, including various pending litigation matters. The Company is also subject to audit by federal, state and local authorities, by various customers, including government agencies, relating to sales under certain contracts and by vendors. In addition, from time to time, customers of the Company file voluntary petitions for reorganization or liquidation under the U.S. bankruptcy laws. In such cases, certain pre-petition payments received by the Company could be considered preference items and subject to return to the bankruptcy administrator.

The Company does not believe that any current audit or pending or threatened litigation will have a material adverse effect on its financial condition. Litigation and audits, however, involve uncertainties and it is possible that the eventual outcome of litigation or audits could adversely affect the Company's consolidated results of operations for a particular period.

The investment banks that were initial parties to the Company's amended and restated senior bridge loan agreement and amended and restated senior subordinated bridge loan agreement requested, in a letter to the Company dated April 18, 2008, that the Company issue long-term debt securities to refinance the bridge loans the Company issued under those agreements. The letter further requested that if the Company did not issue these long-term debt securities, additional interest accrue under those agreements at the same rates that would have been applicable to the long-term debt securities had they been issued on that date. If the banks were to pursue these claims, the Company believes that the maximum amount at issue would be approximately $80.6 million. The Company does not believe that it was required to issue any long-term debt securities in 2008 and therefore does not believe that it owes any additional interest. Accordingly, the Company did not accrue any amount in respect thereof as of December 31, 2010 or for any prior periods.